Bank loans (Tables)	12 Months Ended
Dec. 31, 2019
Bank loans
Schedule of bank loans

The movement is presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	95,000	96,215	55,000

New loans	55,000	95,000	341,215
Disbursements	(95,000)	(95,000)	(300,000)
Sale of subsidiary	—	(1,215)	—

Final balance	55,000	95,000	96,215